Loans, net	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Loans, net
6.	Loan, net

(a)	This caption is made up as follows:

	2020	2019
	S/(000)	S/(000)
Direct loans
Loans (*)	34,718,320	28,504,689
Credit cards	4,379,884	5,876,983
Leasing	1,211,324	1,533,395
Discounted notes	468,664	686,164
Factoring	571,994	374,192
Advances and overdrafts	39,414	87,373
Refinanced loans	287,119	251,180
Past due and under legal collection loans	1,405,185	943,168

	43,081,904	38,257,144

Plus (minus)
Accrued interest from performing loans	445,122	316,171
Unearned interest and interest collected in advance	(22,752)	(41,683)
Impairment allowance for loans (d)	(2,984,851)	(1,394,779)

Total direct loans, net	40,519,423	37,136,853

Indirect loans, Note 18(a)	4,611,931	4,101,977

(*)
As of December 31, 2020, Interbank maintains operations of loan reports represented in securities according to the BCRP’s definition. In consequence, loans provided as guarantee is presented in the caption “Loan, net”, and the related liability is presented in the caption “Accounts payable for repurchase agreements” of the consolidated statement of financial position.

(b)	The classification of the direct loan portfolio is as follows:

	2020	2019
	S/(000)	S/(000)
Commercial loans (c.1)	22,001,567	17,479,006
Consumer loans (c.1)	11,416,175	12,821,567
Mortgage loans (c.1)	7,721,267	7,206,445
Small and micro-business loans (c.1)	1,942,895	750,126

Total	43,081,904	38,257,144

During the year 2020, the balance of the direct loans includes disbursements made by Interbank within the “Reactiva Peru” program for approximately S/6,617 million, out of which S/5,159 million were granted to clients of its commercial loans and S/1,458 million to clients of its small and micro-business loans, see Notes 1(b.2) and 30.1. As of December 31, 2020, the balance of loans under said program amounts to S/6,616 million.
During 2019, Interbank acquired a commercial loan from Sumitomo Mitsui Banking Corporation for an amount of S/164,950,000.
For purposes of estimating the impairment loss in accordance with IFRS 9, the Group’s loans is segmented into homogeneous groups that share similar risk characteristics; the Group determined these 3 types of portfolios: Retail Banking (consumer and mortgage loans), Commercial Banking (commercial loans) and Small Business Banking (loans to small and micro-business).
(c)
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating as of December 31, 2020 and 2019. The amounts presented do not consider impairment.

	2020				2019
Direct loans, (c.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	29,056,184	1,268,445	—	30,324,629	28,314,167	271,610	—	28,585,777
Standard grade	4,354,168	1,534,936	—	5,889,104	4,675,010	528,372	—	5,203,382
Sub-standard grade	692,669	1,159,438	—	1,852,107	358,527	969,387	—	1,327,914
Past due but not impaired	790,257	1,781,871	—	2,572,128	1,474,310	770,876	—	2,245,186
Impaired
Individually	—	—	7,678	7,678	—	—	8,444	8,444
Collectively	—	—	2,436,258	2,436,258	—	—	886,441	886,441

Total direct loans	34,893,278	5,744,690	2,443,936	43,081,904	34,822,014	2,540,245	894,885	38,257,144

	2020				2019
Contingent Credits: Guarantees and stand-by letters, import and export letters of credit (substantially, all indirect loans correspond to commercial loans)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	3,938,193	460,431	—	4,398,624	3,733,040	62,860	—	3,795,900
Standard grade	104,499	68,379	—	172,878	108,515	118,463	—	226,978
Sub-standard grade	65	10,302	—	10,367	7,597	41,095	—	48,692
Past due but not impaired	—	—	—	—	—	—	—	—
Impaired
Individually	—	—	22,607	22,607	—	—	22,607	22,607
Collectively	—	—	7,455	7,455	—	—	7,800	7,800

Total indirect loans	4,042,757	539,112	30,062	4,611,931	3,849,152	222,418	30,407	4,101,977

(c.1)	The following tables show the credit quality and maximum exposure to credit risk for each classification of the direct loans:

	2020				2019
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	15,876,174	757,184	—	16,633,358	12,786,786	53,449	—	12,840,235
Standard grade	2,902,150	966,358	—	3,868,508	2,605,473	127,347	—	2,732,820
Sub-standard grade	304,843	124,287	—	429,130	132,707	401,991	—	534,698
Past due but not impaired	419,007	414,829	—	833,836	1,069,813	102,267	—	1,172,080
Impaired
Individually	—	—	7,678	7,678	—	—	8,444	8,444
Collectively	—	—	229,057	229,057	—	—	190,729	190,729

Total direct loans	19,502,174	2,262,658	236,735	22,001,567	16,594,779	685,054	199,173	17,479,006

	2020				2019
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	6,615,423	209,136	—	6,824,559	9,319,421	176,764	—	9,496,185
Standard grade	798,142	400,173	—	1,198,315	1,443,966	311,673	—	1,755,639
Sub-standard grade	135,137	539,175	—	674,312	196,126	362,228	—	558,354
Past due but not impaired	133,187	882,195	—	1,015,382	167,295	443,693	—	610,988
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	1,703,607	1,703,607	—	—	400,401	400,401

Total direct loans	7,681,889	2,030,679	1,703,607	11,416,175	11,126,808	1,294,358	400,401	12,821,567

	2020				2019
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	5,447,111	24,010	—	5,471,121	5,676,737	21,775	—	5,698,512
Standard grade	422,425	145,076	—	567,501	550,656	65,662	—	616,318
Sub-standard grade	217,289	371,910	—	589,199	25,855	190,605	—	216,460
Past due but not impaired	233,595	416,371	—	649,966	225,687	201,506	—	427,193
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	443,480	443,480	—	—	247,962	247,962

Total direct loans	6,320,420	957,367	443,480	7,721,267	6,478,935	479,548	247,962	7,206,445

	2020				2019
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	1,117,476	278,115	—	1,395,591	531,223	19,622	—	550,845
Standard grade	231,451	23,329	—	254,780	74,915	23,690	—	98,605
Sub-standard grade	35,400	124,066	—	159,466	3,839	14,563	—	18,402
Past due but not impaired	4,468	68,476	—	72,944	11,515	23,410	—	34,925
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	60,114	60,114	—	—	47,349	47,349

Total direct loans	1,388,795	493,986	60,114	1,942,895	621,492	81,285	47,349	750,126

(d)	The balances of the direct and indirect loan portfolio and the movement of the respective allowance for expected credit loss, calculated according to IFRS 9, is as follows:

(d.1)	Direct loans

	2020				2019
Gross carrying amount of direct loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	34,822,014	2,540,245	894,885	38,257,144	30,382,175	2,858,361	814,672	34,055,208
New originated or purchased assets	21,449,051	—	—	21,449,051	18,046,202	—	—	18,046,202
Assets matured or derecognized (excluding write-offs)	(13,398,763)	(484,271)	(68,664)	(13,951,698)	(10,863,470)	(786,157)	(76,716)	(11,726,343)
Transfers to Stage 1	730,043	(728,403)	(1,640)	—	969,214	(967,118)	(2,096)	—
Transfers to Stage 2	(5,701,687)	5,737,777	(36,090)	—	(1,931,859)	1,969,563	(37,704)	—
Transfers to Stage 3	(1,105,357)	(1,232,556)	2,337,913	—	(504,354)	(470,499)	974,853	—
Write-offs	—	—	(925,960)	(925,960)	—	—	(874,068)	(874,068)
Others (*)	(2,833,086)	(146,760)	216,109	(2,763,737)	(1,111,112)	(56,737)	101,042	(1,066,807)
Foreign exchange effect	931,063	58,658	27,383	1,017,104	(164,782)	(7,168)	(5,098)	(177,048)

End of year balances	34,893,278	5,744,690	2,443,936	43,081,904	34,822,014	2,540,245	894,885	38,257,144

	2020				2019
Changes in the allowance for expected credit losses for direct loans, see (d.1.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of year balances	461,892	394,773	538,114	1,394,779	394,801	462,749	507,254	1,364,804

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	451,031	—	—	451,031	317,473	—	—	317,473
Assets matured or derecognized (excluding write-offs)	(83,688)	(59,007)	(33,298)	(175,993)	(98,575)	(82,624)	(42,311)	(223,510)
Transfers to Stage 1	75,293	(74,069)	(1,224)	—	126,904	(125,255)	(1,649)	—
Transfers to Stage 2	(464,875)	480,358	(15,483)	—	(139,232)	156,706	(17,474)	—
Transfers to Stage 3	(78,182)	(364,587)	442,769	—	(63,227)	(135,678)	198,905	—
Impact on the expected credit loss for credits that change stage in the year (***)	(97,685)	770,405	1,478,591	2,151,311	(91,914)	148,328	650,594	707,008
Others (**)	(86,483)	(17,357)	54,482	(49,358)	16,327	(28,174)	(16,381)	(28,228)

Total	(284,589)	735,743	925,837	2,376,991	67,756	(66,697)	771,684	772,743
Write-offs	—	—	(925,960)	(925,960)	—	—	(874,068)	(874,068)
Recovery of written–off loans	—	—	106,395	106,395	—	—	136,468	136,468
Foreign exchange effect	2,938	14,691	15,017	32,646	(665)	(1,279)	(3,224)	(5,168)

Expected credit loss at the end of year balances	180,241	1,145,207	1,659,403	2,984,851	461,892	394,773	538,114	1,394,779

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)
With the purpose of reflecting the impact of the uncertainty due to the
Covid-19
pandemic, see Note 1(b), the Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3. These migrations into higher risk Stages led to incurrence of higher provisions for expected loss during 2020 compared to the year 2019; see Note 30.1(d.4).

(d.1.1)	The following tables show the movement of the allowance for expected credit losses for each classification of the direct loan portfolio:

	2020				2019
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	54,693	24,399	67,158	146,250	68,705	27,397	98,111	194,213

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	118,602	—	—	118,602	42,558	—	—	42,558
Assets derecognized or matured (excluding write-offs)	(21,764)	(5,610)	(3,272)	(30,646)	(35,809)	(9,153)	(9,384)	(54,346)
Transfers to Stage 1	2,759	(2,759)	—	—	6,996	(6,996)	—	—
Transfers to Stage 2	(40,813)	40,813	—	—	(13,571)	14,721	(1,150)	—
Transfers to Stage 3	(1,112)	(1,772)	2,884	—	(4,506)	(3,583)	8,089	—
Impact on the expected credit loss for credits that change stage in the year (**)	(4,594)	46,314	22,446	64,166	(2,900)	5,779	26,199	29,078
Others (*)	(39,045)	(14,597)	2,963	(50,679)	(6,239)	(3,599)	(25,290)	(35,128)

Total	14,033	62,389	25,021	101,443	(13,471)	(2,831)	(1,536)	(17,838)
Write-offs	—	—	(27,817)	(27,817)	—	—	(29,800)	(29,800)
Written-off portfolio recoveries	—	—	1,756	1,756	—	—	968	968
Foreign exchange effect	2,546	11,252	2,330	16,128	(541)	(167)	(585)	(1,293)

Expected credit loss at end of year	71,272	98,040	68,448	237,760	54,693	24,399	67,158	146,250

	2020				2019
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	384,989	332,697	340,914	1,058,600	303,953	398,353	284,645	986,951

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	185,014	—	—	185,014	257,150	—	—	257,150
Assets derecognized or matured (excluding write-offs)	(57,327)	(49,644)	(18,275)	(125,246)	(57,268)	(69,819)	(17,238)	(144,325)
Transfers to Stage 1	57,658	(56,434)	(1,224)	—	111,506	(109,857)	(1,649)	—
Transfers to Stage 2	(364,594)	368,484	(3,890)	—	(120,042)	124,906	(4,864)	—
Transfers to Stage 3	(73,702)	(353,230)	426,932	—	(54,960)	(121,246)	176,206	—
Impact on the expected credit loss for loans that change stage in the year (**)	(85,873)	630,793	1,363,177	1,908,097	(81,409)	135,659	553,748	607,998
Others (*)	39,014	26,254	79,720	144,988	26,129	(24,275)	7,613	9,467

Total	(299,810)	566,223	1,846,440	2,112,853	81,106	(64,632)	713,816	730,290
Write-offs	—	—	(868,121)	(868,121)	—	—	(785,863)	(785,863)
Written-off portfolio recoveries	—	—	100,760	100,760	—	—	130,184	130,184
Foreign exchange effect	142	2,682	6,477	9,301	(70)	(1,024)	(1,868)	(2,962)

Expected credit loss at end of year	85,321	901,602	1,426,470	2,413,393	384,989	332,697	340,914	1,058,600

	2020				2019
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	9,418	22,788	89,476	121,682	8,428	20,142	86,040	114,610

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	2,125	—	—	2,125	2,153	—	—	2,153
Assets derecognized or matured (excluding write-offs)	(932)	(1,972)	(10,652)	(13,556)	(1,017)	(1,354)	(12,834)	(15,205)
Transfers to Stage 1	13,011	(13,011)	—	—	6,760	(6,760)	—	—
Transfers to Stage 2	(11,306)	22,819	(11,513)	—	(1,174)	12,634	(11,460)	—
Transfers to Stage 3	(430)	(4,667)	5,097	—	(312)	(3,472)	3,784	—
Impact on the expected credit loss for credits that change stage in the year (**)	(5,902)	34,008	72,212	100,318	(6,185)	2,094	32,211	28,120
Others (*)	4,920	2,066	(32,125)	(25,139)	787	(420)	(2,212)	(1,845)

Total	1,486	39,243	23,019	63,748	1,012	2,722	9,489	13,223
Write-offs	—	—	(4,350)	(4,350)	—	—	(5,427)	(5,427)
Written-off portfolio recoveries	—	—	—	—	—	—	—	—
Foreign exchange effect	219	751	5,934	6,904	(22)	(76)	(626)	(724)

Expected credit loss at end of year	11,123	62,782	114,079	187,984	9,418	22,788	89,476	121,682

	2020				2019
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	12,792	14,889	40,566	68,247	13,715	16,857	38,458	69,030

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	145,290	—	—	145,290	15,612	—	—	15,612
Assets derecognized or matured (excluding write-offs)	(3,665)	(1,781)	(1,099)	(6,545)	(4,481)	(2,298)	(2,855)	(9,634)
Transfers to Stage 1	1,865	(1,865)	—	—	1,642	(1,642)	—	—
Transfers to Stage 2	(48,162)	48,242	(80)	—	(4,445)	4,445	—	—
Transfers to Stage 3	(2,938)	(4,918)	7,856	—	(3,449)	(7,377)	10,826	—
Impact on the expected credit loss for loans that change stage in the year (**)	(1,316)	59,290	20,756	78,730	(1,420)	4,796	38,436	41,812
Others (*)	(91,372)	(31,080)	3,924	(118,528)	(4,350)	120	3,508	(722)

Total	(298)	67,888	31,357	98,947	(891)	(1,956)	49,915	47,068
Write-offs	—	—	(25,672)	(25,672)	—	—	(52,978)	(52,978)
Written-off portfolio recoveries	—	—	3,879	3,879	—	—	5,316	5,316
Foreign exchange effect	31	6	276	313	(32)	(12)	(145)	(189)

Expected credit loss at end of year	12,525	82,783	50,406	145,714	12,792	14,889	40,566	68,247

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
With the purpose of reflecting the impact of the uncertainty due to the
Covid-19
pandemic, see Note 1(b), the Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3. These migrations to higher risk Stages led to incurrence of higher provisions for expected losses during the year 2020 compared to the year 2019; see Note 30.1(d.4).

(d.2)	Indirect loans (substantially, all indirect loans correspond to commercial loans)

	2020				2019
Gross carrying amount of contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	3,849,152	222,418	30,407	4,101,977	3,501,536	526,854	43,070	4,071,460
New originated or purchased assets	1,696,200	—	—	1,696,200	1,640,747	—	—	1,640,747
Assets derecognized or matured	(1,246,157)	(52,739)	(1,721)	(1,300,617)	(1,190,801)	(131,505)	(6,646)	(1,328,952)
Transfers to Stage 1	110,554	(110,554)	—	—	257,397	(257,397)	—	—
Transfers to Stage 2	(502,937)	502,937	—	—	(88,515)	88,515	—	—
Transfers to Stage 3	(424)	(749)	1, 173	—	(1,186)	(37)	1,223	—
Others (*)	(28,271)	(32,605)	—	(60,876)	(241,031)	457	(7,212)	(247,786)
Foreign exchange effect	164,640	10,404	203	175,247	(28,995)	(4,469)	(28)	(33,492)

End of year balances	4,042,757	539,112	30,062	4,611,931	3,849,152	222,418	30,407	4,101,977

	2020				2019
Changes in the allowance for expected credit losses for contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)
Expected credit loss at beginning of year balances	16,367	4,720	18,607	39,694	19,829	19,753	22,469	62,051

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	5,816	—	—	5,816	6,937	—	—	6,937
Assets derecognized or matured	(2,859)	(640)	(254)	(3,753)	(9,803)	(6,597)	(3,400)	(19,800)
Transfers to Stage 1	1,681	(1,681)	—	—	7,101	(7,101)	—	—
Transfers to Stage 2	(7,493)	7,493	—	—	(2,410)	2,410	—	—
Transfers to Stage 3	(89)	(32)	121	—	(125)	(1)	126	—
Impact on the expected credit loss for credits that change stage in the year (***)	(1,476)	7,578	596	6,698	(2,997)	(1,407)	75	(4,329)
Others (**)	3,085	1,185	3,922	8,192	(1,996)	(2,091)	(653)	(4,740)

Total	(1,335)	13,903	4,385	16,953	(3,293)	(14,787)	(3,852)	(21,932)
Foreign exchange effect	709	322	45	1,076	(169)	(246)	(10)	(425)

Expected credit loss at the end of year balances, Note 10(a)	15,741	18,945	23,037	57,723	16,367	4,720	18,607	39,694

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)
With the purpose of reflecting the impact of the uncertainty due to
Covid-19
pandemic, see Note 1(b), the Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3. These migrations to higher risk stages led to incurrence of higher provisions for expected losses during the year 2020 compared to the year 2019; see Note 30.1(d.4).

(e)
In Management’s opinion, the allowance for loan losses recorded as of December 31, 2020 and 2019, has been established in accordance with IFRS 9; and it is sufficient to cover incurred losses on the loan portfolio.

(f)
Interest generated by loans are agreed upon freely considering prevailing market interest rates. It should be noted that as of December 31, 2020, the Congress of the Republic of Peru, approved a law that allows BCRP be the entity in charge to determine the maximum and minimum interest rates that can be charged in the Peruvian financial system. However, as of the date of this report, the BCRP has not yet applied the changes to the General Act of the Banking and Insurance System and Organic Act of the SBS, in order to incorporate the change approved by the Peruvian Congress, nor has established maximum and minimum interest rates.

(g)	Interest income from loans classified in Stage 3 is calculated through the effective interest rate adjusted for credit quality at amortized cost.

(h)	The refinanced loans during the 2020 period amounted to approximately S/188,311,000 (S/178,695,000, as of December 31, 2019) which had no significant impact on the consolidated statement of income.
During 2020, the Group has modified the contractual conditions of a determined number of loans as relief for its clients’ liquidity as consequence of the
Covid-19
pandemic, for a total of approximately S/12,663,960,000. Said loans are not considered as refinanced loans. As of December 31, 2020, the balances of the rescheduled loans amount to approximately S/10,489,296,000; see further detail in Note 30(d.5).

(i)	The table below presents the maturity of direct loan portfolio without including accrued interest, interest to be accrued and interest collected in advance as of December 31, 2020 and 2019:

	2020	2019
	S/(000)	S/(000)
Outstanding
Up to 1 month	3,107,011	3,918,788
From 1 to 3 months	4,197,570	4,791,404
From 3 months to 1 year	9,619,503	8,409,336
From 1 to 5 years	19,720,158	15,189,733
Over 5 years	5,032,477	5,004,715

	41,676,719	37,313,976
Past due and under legal collection loans, see (i.1) -
Up to 4 months	259,557	215,791
Over 4 months	725,715	390,697
Under legal collection	419,913	336,680

	43,081,904	38,257,144

(i.1)	The tables below present past due and under legal collection loans for each classification of the direct loan portfolio:

	2020	2019
	S/(000)	S/(000)
Commercial loans
Up to 4 months	20,051	29,858
Over 4 months	72,162	70,527
Under legal collection	159,586	111,772

	251,799	212,157

Consumer loans
Up to 4 months	159,745	132,774
Over 4 months	520,026	207,333
Under legal collection	73,726	79,139

	753,497	419,246

Mortgage loans
Up to 4 months	42,906	39,409
Over 4 months	124,480	92,899
Under legal collection	146,697	123,463

	314,083	255,771

Small and micro-business loans
Up to 4 months	36,855	13,750
Over 4 months	9,047	19,938
Under legal collection	39,904	22,306

	85,806	55,994

See credit risk analysis in Note 30.1
(j)
Part of the loan portfolio is collateralized with guarantees received from clients, which mainly consist of mortgages, trust assignments, financial instruments as well as industrial commercial pledges.

(k)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2020 and 2019, as follows:

•	Stage 2: Loans with maturity longer or shorter than 30 days, regardless the criteria that caused their classification into Stage 2.

•	Stage 3: Loans with maturity longer or shorter than 90 days, regardless the criteria that caused their classification into Stage 3.

	2020						2019
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	5,718,511	976,357	—	—	5,718,511	976,357	2,352,993	282,422	—	—	2,352,993	282,422
90 days	—	—	1,136,642	883,880	1,136,642	883,880	—	—	48,378	2,903	48,378	2,903
Maturity longer than:
30 days	565,291	187,795	—	—	565,291	187,795	409,670	117,071	—	—	409,670	117,071
90 days	—	—	1,337,356	798,560	1,337,356	798,560	—	—	876,914	553,818	876,914	553,818

Total	6,283,802	1,164,152	2,473,998	1,682,440	8,757,800	2,846,592	2,762,663	399,493	925,292	556,721	3,687,955	956,214

(k.1)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2020 and 2019, for each classification of the loan:

	2020						2019
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Commercial loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	2,769,968	112,532	—	—	2,769,968	112,532	882,447	23,404	—	—	882,447	23,404
90 days	—	—	28,333	1,108	28,333	1,108	—	—	46,260	1,602	46,260	1,602
Maturity longer than:
30 days	31,802	4,453	—	—	31,802	4,453	25,025	5,715	—	—	25,025	5,715
90 days	—	—	238,464	90,377	238,464	90,377	—	—	183,320	84,163	183,320	84,163

Total	2,801,770	116,985	266,797	91,485	3,068,567	208,470	907,472	29,119	229,580	85,765	1,137,052	114,884

	2020						2019
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Consumer loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	1,598,404	735,773	—	—	1,598,404	735,773	1,027,966	230,196	—	—	1,027,966	230,196
90 days	—	—	984,092	822,442	984,092	822,442	—	—	1,711	992	1,711	992
Maturity longer than:
30 days	432,275	165,829	—	—	432,275	165,829	266,392	102,501	—	—	266,392	102,501
90 days	—	—	719,515	604,028	719,515	604,028	—	—	398,690	339,922	398,690	339,922

Total	2,030,679	901,602	1,703,607	1,426,470	3,734,286	2,328,072	1,294,358	332,697	400,401	340,914	1,694,759	673,611

	2020						2019
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Mortgage loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	881,913	55,579	—	—	881,913	55,579	370,018	16,882	—	—	370,018	16,882
90 days	—	—	123,737	59,910	123,737	59,910	—	—	127	50	127	50
Maturity longer than:
30 days	75,454	7,203	—	—	75,454	7,203	109,530	5,906	—	—	109,530	5,906
90 days	—	—	319,743	54,169	319,743	54,169	—	—	247,835	89,426	247,835	89,426

Total	957,367	62,782	443,480	114,079	1,400,847	176,861	479,548	22,788	247,962	89,476	727,510	112,264

	2020						2019
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Small and micro- business loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	468,226	72,473	—	—	468,226	72,473	72,562	11,940	—	—	72,562	11,940
90 days	—	—	480	420	480	420	—	—	280	259	280	259
Maturity longer than:
30 days	25,760	10,310	—	—	25,760	10,310	8,723	2,949	—	—	8,723	2,949
90 days	—	—	59,634	49,986	59,634	49,986	—	—	47,069	40,307	47,069	40,307

Total	493,986	82,783	60,114	50,406	554,100	133,189	81,285	14,889	47,349	40,566	128,634	55,455

(l)	The following tables present the exposure and the expected credit losses by economic sector for direct loans as of December 31, 2020 and 2019:

2020
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Direct loans
Consumer loans	7,681,889	2,030,679	1,703,607	11,416,175	85,321	901,602	1,426,470	2,413,393	1.1%	44.4%	83.7%	21.1%
Mortgage loans	6,320,420	957,367	443,480	7,721,267	11,123	62,782	114,079	187,984	0.2%	6.6%	25.7%	2.4%
Commerce	4,507,639	713,080	121,161	5,341,880	24,187	88,353	52,798	165,338	0.5%	12.4%	43.6%	3.1%
Manufacturing	3,620,700	454,798	59,896	4,135,394	10,973	24,617	21,186	56,776	0.3%	5.4%	35.4%	1.4%
Professional, scientific and technical activities	3,744,307	251,939	26,744	4,022,990	15,209	12,549	8,741	36,499	0.4%	5.0%	32.7%	0.9%
Communications, storage and transportation	1,374,402	411,371	51,400	1,837,173	6,146	22,008	16,265	44,419	0.4%	5.3%	31.6%	2.4%
Agriculture	1,379,700	103,184	336	1,483,220	1,726	1,781	119	3,626	0.1%	1.7%	35.4%	0.2%
Electricity, gas, water and oil	757,907	314,483	—	1,072,390	1,291	8,944	—	10,235	0.2%	2.8%	—	1.0%
Leaseholds and real estate activities	837,719	98,070	2,258	938,047	13,063	3,318	1,208	17,589	1.6%	3.4%	53.5%	1.9%
Construction and infrastructure	662,430	245,735	28,218	936,383	3,806	4,683	15,394	23,883	0.6%	1.9%	54.6%	2.6%
Others	4,006,165	163,984	6,836	4,176,985	7,396	14,570	3,143	25,109	0.2%	8.9%	46.0%	0.6%

Total direct loans	34,893,278	5,744,690	2,443,936	43,081,904	180,241	1,145,207	1,659,403	2,984,851	0.5%	19.9%	67.9%	6.9%

2019
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Direct loans
Consumer loans	11,126,808	1,294,358	400,401	12,821,567	384,989	332,697	340,914	1,058,600	3.5%	25.7%	85.1%	8.3%
Mortgage loans	6,478,935	479,548	247,962	7,206,445	9,418	22,788	89,476	121,682	0.1%	4.8%	36.1%	1.7%
Commerce	2,815,225	158,852	101,655	3,075,732	13,386	16,046	47,367	76,799	0.5%	10.1%	46.6%	2.5%
Manufacturing	3,787,288	43,569	38,159	3,869,016	12,550	4,945	14,731	32,226	0.3%	11.3%	38.6%	0.8%
Professional, scientific and technical activities	2,521,614	99,066	22,093	2,642,773	12,011	3,876	7,084	22,971	0.5%	3.9%	32.1%	0.9%
Communications, storage and transportation	1,105,447	93,670	36,309	1,235,426	3,481	6,317	13,802	23,600	0.3%	6.7%	38.0%	1.9%
Agriculture	1,227,416	10,636	394	1,238,446	1,175	263	67	1,505	0.1%	2.5%	17.0%	0.1%
Electricity, gas, water and oil	502,485	191,049	43	693,577	2,320	4,463	40	6,823	0.5%	2.3%	93.0%	1.0%
Leaseholds and real estate activities	806,141	25,017	3,529	834,687	11,922	1,155	1,866	14,943	1.5%	4.6%	52.9%	1.8%
Construction and infrastructure	542,590	108,375	37,890	688,855	4,102	319	20,187	24,608	0.8%	0.3%	53.3%	3.6%
Others	3,908,065	36,105	6,450	3,950,620	6,538	1,904	2,580	11,022	0.2%	5.3%	40.0%	0.3%

Total direct loans	34,822,014	2,540,245	894,885	38,257,144	461,892	394,773	538,114	1,394,779	1.3%	15.5%	60.1%	3.6%

(m)	The following tables present the exposure and the expected credit losses by economic sector for indirect loans as of December 31, 2020 and 2019:

2020
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Indirect loans
Commerce	189,119	31,163	737	221,019	502	440	283	1,225	0.3%	1.4%	38.4%	0.6%
Manufacturing	238,672	7,790	19	246,481	481	87	13	581	0.2%	1.1%	68.4%	0.2%
Professional, scientific and technical activities	891,772	21,881	2,270	915,923	3,656	477	514	4,647	0.4%	2.2%	22.6%	0.5%
Communications, storage and transportation	603,710	143,854	130	747,694	1,004	274	86	1,364	0.2%	0.2%	66.2%	0.2%
Agriculture	20,679	21	—	20,700	72	1	—	73	0.3%	4.8%	—	0.4%
Electricity, gas, water and oil	152,812	7,986	—	160,798	244	62	—	306	0.2%	0.8%	—	0.2%
Leaseholds and real estate activities	81,405	24,098	—	105,503	1,521	358	—	1,879	1.9%	1.5%	—	1.8%
Construction and infrastructure	750,220	194,386	26,788	971,394	6,486	4,837	22,061	33,384	0.9%	2.5%	82.4%	3.4%
Others	1,114,368	107,933	118	1,222,419	1,775	12,409	80	14,264	0.2%	11.5%	67.8%	1.2%

Total indirect loans	4,042,757	539,112	30,062	4,611,931	15,741	18,945	23,037	57,723	0.4%	3.5%	76.6%	1.3%

2019
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Indirect loans
Commerce	290,604	9,595	501	300,700	290	146	60	496	0.1%	1.5%	12.0%	0.2%
Manufacturing	386,998	3,343	351	390,692	190	51	59	300	0.0%	1.5%	16.8%	0.1%
Professional, scientific and technical activities	724,084	46,642	2,761	773,487	1,294	743	332	2,369	0.2%	1.6%	12.0%	0.3%
Communications, storage and transportation	712,870	1,359	—	714,229	437	42	—	479	0.1%	3.1%	—	0.1%
Agriculture	29,293	409	—	29,702	60	7	—	67	0.2%	1.7%	—	0.2%
Electricity, gas, water and oil	142,618	16	—	142,634	259	—	—	259	0.2%	0.0%	—	0.2%
Leaseholds and real estate activities	103,492	2,376	—	105,868	948	44	—	992	0.9%	1.9%	—	0.9%
Construction and infrastructure	739,845	63,460	26,794	830,099	10,099	2,301	18,156	30,556	1.4%	3.6%	67.8%	3.7%
Others	719,348	95,218	—	814,566	2,790	1,386	—	4,176	0.4%	1.5%	—	0.5%

Total indirect loans	3,849,152	222,418	30,407	4,101,977	16,367	4,720	18,607	39,694	0.4%	2.1%	61.2%	1.0%

The Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3 to capture the uncertainty and risks due to the pandemic situation. These migrations to higher risk Stages led to incurrence of higher provisions for expected losses during the year 2020 compared to the year 2019; see Note 30.1(d.4).